Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Summary of Marketable Securities	Below is a detail of marketable securities (in thousands):

	December 31, 2021	December 31, 2020
Marketable securities	$8,226	$17,666

Total	$8,226	$17,666